UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY

Investment Company Act file number 811-08348

LORD ASSET MANAGEMENT TRUST (Exact name of Registrant as specified in charter)

440 South LaSalle Street Chicago, Illinois 60605-1028 (Address of principal executive offices) (Zip code)

Patrick W. D. Turley Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Thomas S. White Thomas White International, Ltd. 440 South LaSalle Street Chicago, Illinois 60605-1028

Registrant's telephone number, including area code: (312) 663-8300

Date of fiscal year end: October 31

Date of reporting period: 01/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.	Schedule of Investments
THOMAS WHITE INTERNATIONAL FUND
Investment Portfolio                                                                   January 31, 2010

Country	Issue	Industry	Shares	Value
COMMON STOCKS:	97.2%
AUSTRALIA:	1.6%

	BHP Billiton +	Metals	34,000	1,177,859
	Commonwealth Bank +	Banking	56,000	2,623,275
	Westpac Banking Corp +	Banking	110,000	2,310,110
				6,111,244

AUSTRIA:	0.4%

	OMV AG +	Energy	41,600	1,638,258

BRAZIL:	4.0%

	Cia De Bebidas Das A	Consumer Staple	22,800	2,081,476
	Cia Vale Do Rio Doce	Metals	203,164	4,517,839
	Itau Unibanco Multiplo	Banking	187,440	3,573,712
	Itausa-Investimentos	Financial Div.	411,000	2,435,627
	Petroleo Brasileir	Energy	150,400	2,711,953
				15,320,607

CANADA:	6.2%

	Alimentation Couche	Consumer Retail	104,800	1,973,510
	Bank Nova Scotia	Banking	54,447	2,282,239
	Bank Of Montreal	Banking	46,800	2,275,454
	Canadian Natural Resources	Energy	35,600	2,271,807
	Canadian Pacific Railway	Transportation	44,000	2,076,782
	Cenovus Energy	Energy	25,600	591,468
	Encana Corp #	Energy	25,600	782,720
	Nexen Inc	Energy	83,700	1,832,084
	Rogers Communication (NYSE listed) #	Services	37,500	1,172,250
	Rogers Communication (TSX listed) #	Services	78,500	2,448,580
	Talisman Energy	Energy	215,000	3,556,186
	Teck Resources Ltd-B *	Metals	72,000	2,356,913
				23,619,993

CZECH REPUBLIC:	0.6%

	Philip Morris CR +	Consumer Staple	4,100	2,122,584

DENMARK:	0.5%

	H Lundbeck A/S +	Health Care	104,300	1,945,977

FINLAND:	0.3%

	Metso Oyj +#	Capital Goods	65,000	2,161,289
	Nokia Oyj +#	Technology	68,700	948,252
	Pohjola Bank Plc +#	Banking	206,800	2,120,072
				5,229,613

FRANCE:	9.1%

	Axa SA +	Insurance	186,900	3,866,064
	Bnp Paribas +	Banking	92,900	6,615,446
	Bouygues +#	Communication	50,150	2,477,179
	Christian Dior +	Consumer Staple	44,750	4,529,353
	Cnp Assurances +	Insurance	38,000	3,360,522
	Credit Agricole SA +#	Banking	82,000	1,279,667
	France Telecom SA +	Communication	91,000	2,092,199
	Sanofi-Aventis +	Health Care	79,600	5,872,076
	Schneider Electric +	Industrial	19,900	2,045,105
	Societie Generale +	Banking	21,500	1,249,030
	Veolia Environnement +	Utilities	49,650	1,627,120
				35,013,761

GERMANY:	6.5%

	BASF +	Chemicals	83,450	4,705,512
	Deutsche Bank AG +#	Banking	91,000	5,536,649
	Muenchener Rueckver +	Insurance	16,600	2,502,692
	RWE AG +	Utilities	66,000	5,852,359
	SAP AG +	Technology	57,900	2,636,656
	SGL Carbon AG *+ #	Industrial	50,200	1,413,512
	United Internet AG +	Technology	162,000	2,391,622
				25,039,002

HONG KONG:	5.8%

	Bank Of Communication +	Banking	1,370,000	1,368,630
	Cheung Kong +	Financial Div.	313,000	3,686,577
	Dongfeng Motor Group +	Consumer Durables	5,264,000	6,820,565
	Industry & Commerce Bank Of China +	Banking	4,305,000	3,129,305
	Jardine Strategic +	Financial Div.	202,000	3,430,707
	MTR Corp +	Transportation	674,000	2,181,131
	Swire Pacific Ltd +	Transportation	156,000	1,699,448
				22,316,363

INDONESIA:	2.1%

	Gudang Garam Tabkk Pt +	Consumer Staple	1,262,000	3,211,411
	Indo Tambangraya +	Metals	838,500	2,806,628
	Semen Gresik Persero +	Building	2,045,000	1,738,250
				7,756,289

INDIA:	2.0%

	Infosys Tech ADR +#	Technology	125,100	6,493,941

ISRAEL:	1.8%

	Israel Discount Bank +	Banking	652,000	1,453,243
	Teva Pharma ADR #	Health Care	96,600	5,479,152
				6,932,395

ITALY:	1.8%

	ENI Spa +	Energy	222,600	5,184,332

JAPAN:	14.8%

	Amada Co Ltd +	Capital Goods	278,000	1,864,212
	Asahi Breweries Ltd +	Consumer Staple	315,300	6,172,565
	Astellas Pharma Inc. +	Health Care	45,600	1,680,852
	Central Japan Railw +	Transportation	185	1,358,592
	Daiichi Sankyo Co +	Health Care	92,000	1,917,400
	Eisai Co +	Health Care	28,600	1,065,633
	Fast Retailing Co +	Consumer Retail	14,600	2,426,187
	Fuji Electric Hldgs +	Capital Goods	900,000	1,780,380
	Hokuriku Elec Pwr +	Utilities	79,900	1,731,785
	Honda Motor +	Consumer Durables	134,500	4,563,329
	Marubeni +	Industrial	664,000	3,849,474
	Minebea Co Ltd +	Technology	761,000	4,024,472
	Nintendo Co +	Services	5,400	1,509,946
	Nippon Electric Glass +#	Chemicals	183,000	2,584,033
	Nissan Motor Company +	Consumer Durables	428,700	3,466,425
	Nitori Co Ltd +	Consumer Retail	23,800	1,803,495
	NTT +	Communication	44,500	1,879,529
	Sankyo Co Gunma +	Services	49,000	2,619,266
	Sony Financial Holdings +	Insurance	725	1,996,684
	Sumitomo Metal Mining +#	Metals	54,000	745,513
	Sumitomo Mitsui Financial +	Banking	79,100	2,555,816
	Toyo Suisan Kaisha +	Consumer Staple	107,000	2,825,667
	Yamada Denki Co Ltd +	Consumer Retail	35,000	2,239,587
				56,660,842

MALAYSIA:	1.2%

	Hong Leong Bank Bhd +	Banking	724,000	1,727,392
	Petronas Dagangan +	Energy	269,600	685,889
	Tanjong Plc +	Services	404,500	2,057,732
				4,471,013

MEXICO:	2.0%

	America Movil SAB #	Communication	2,332,400	5,101,659
	Grupo Financiero Bank	Financial Div.	419,000	1,377,253
	Grupo Mexico SAB	Metals	684,400	1,386,594
				7,865,506

NETHERLANDS:	2.9%

	Arcelormittal NV +	Metals	36,600	1,400,462
	Fugro NV-CVA +	Energy	26,600	1,571,645
	Koninklijke DSM NV +	Chemicals	65,700	3,044,518
	Unilever NV-CVA +	Consumer Staple	168,200	5,162,966
				11,179,591

NORWAY:	0.7%

	Petroleum Geo-Services +#	Energy	157,000	1,944,932
	Seadrill Ltd +#	Energy	40,000	906,352
				2,851,284

POLAND:	0.4%

	Grupa Lotos SA *+	Energy	153,700	1,464,608

PORTUGAL:	0.3%

	Banco Comercial Portugal +#	Banking	990,000	1,067,517

RUSSIA:	1.8%

	OAO Gazprom GDR +	Energy	116,900	2,851,483
	Tatneft GDR +#	Energy	135,833	4,164,545
				7,016,028

SINGAPORE:	5.1%

	Comfortdelgro Corp +	Transportation	973,000	1,047,629
	Jardine Cycle & Carriage +	Consumer Retail	247,000	4,048,873
	Singapore Telecom +	Communication	1,872,000	4,553,453
	SMRT Corp Ltd +	Transportation	844,000	997,017
	United Overseas Bank +	Banking	523,000	6,409,208
				17,056,180

SOUTH AFRICA:	3.2%

	African Rainbow Mine +	Metals	59,300	1,288,939
	Anglogold Ashanti +	Metals	64,400	2,314,626
	Aspen Pharmacare *+	Health Care	178,500	1,568,747
	Pick'n Pay Stores +	Consumer Retail	288,600	1,517,805
	Remgro Ltd +	Financial Div.	194,000	2,270,615
	Shoprite Holdings +	Consumer Retail	231,300	2,117,528
	Tiger Brands +#	Consumer Staple	55,000	1,269,351
				12,347,611

SOUTH KOREA:	4.5%

	Lg Electronics +	Technology	27,000	2,528,758
	Posco ADR #	Metals	30,150	3,405,443
	Samsung Electronics +	Technology	12,000	8,087,162
	Sk Telecom +	Communication	10,800	1,694,465
	S-Oil Corp +	Energy	33,850	1,499,745
				17,215,573

SINGAPORE:	3.2%

	Jardine Cycle & Carriage +	Consumer Retail	247,000	4,418,163
	Singapore Telecom +	Communication	1,872,000	3,980,059
	United Overseas Bank +	Banking	288,000	3,711,139
				12,109,361

SPAIN:	3.3%

	Banco Santander SA +	Banking	497,684	7,011,571
	Repsol +	Energy	115,100	2,708,349
	Telefonica SA +	Communication	116,400	2,795,718
				12,515,638

SWEDEN:	1.1%

	Atlas Copco +#	Capital Goods	169,800	2,296,970
	Sandvik Ab +#	Capital Goods	180,500	1,958,100
				4,255,070

SWITZERLAND:	2.8%

	Baloise Holding AG +	Insurance	28,000	2,328,880
	GAM Holdings Ltd *+#	Financial Div.	43,200	497,733
	Julius Baer Group +#	Financial Div.	43,200	1,435,856
	Novartis +	Health Care	119,500	6,399,536
				10,662,005

UNITED KINGDOM:	11.4%

	Anglo American Plc +	Metals	45,600	1,654,500
	Astrazeneca Plc +	Health Care	128,500	5,974,068
	BHP Billiton Plc +	Metals	149,600	4,393,812
	BP +	Energy	159,200	1,489,873
	British American Tobacco +	Consumer Staple	61,900	2,040,849
	Compass Group Plc +	Services	377,875	2,569,475
	G4S Plc +	Services	450,300	1,809,260
	Imperial Tobacco +	Consumer Staple	165,200	5,336,191
	Legal & General Group +	Insurance	1,100,000	1,318,790
	Marks & Spencer Plc +	Consumer Retail	700,000	3,891,860
	Next Plc +	Consumer Retail	85,000	2,663,807
	Rio Tinto Plc ADR #	Metals	7,300	1,416,346
	Royal Dutch Shell B +	Energy	180,900	4,830,356
	Standard Chartered +	Banking	191,600	4,380,033
				43,769,220

UNITED STATES:	0.9%

	Philip Morris Intl +	Consumer Staple	63,000	2,867,130

Total Common Stocks		(Cost $342,645,307)		373,042,356

SHORT TERM OBLIGATIONS:	12.8%
			Principal Amount
	The Northern Trust Company Eurodollar
	Time Deposit 0.00%, due 02/01/10		$2,912,111	2,912,111
HELD AS COLLATERAL
FOR SECURITIES LENDING	Northern Institutional Liquid Asset Portfolio		46,106,420	46,106,420
Total Short Term Obligations		(Cost $49,018,532)		49,018,532

Total Investments	110.7%	(Cost $391,663,839)		424,972,999
Other Assets, Less Liabilities:	(10.7)%			(41,242,619)
Total Net Assets:	100.0%			$383,730,381

*  Non-Income Producing Securities
# All or a portion of securities on loan at January 31, 2010.
ADR – American Depository Receipt.  GDR – Global Depository Receipt.
+  Fair Valued Security

THOMAS WHITE AMERICAN OPPORTUNITIES FUND

Investment Portfolio                                                         January 31, 2010
Sector Issue	Shares	Value
Common Stocks (98.4%)
Aerospace (1.9%)
Alliant Techsystems *	1,075	84,893
L-3 Communications	3,250	270,855
		355,748
Banking (4.1%)
Bank Of Hawaii	3,900	177,372
Commerce Bancshares	10,302	407,753
Hudson City Bancorp	13,650	181,136
		766,261

Building (2.2%)
Martin Marietta Materials	2,400	190,032
NVR Inc *	200	136,828
Shaw Group Inc *	2,600	83,954
		410,814
Capital Goods (1.7%)
Harsco Corp	3,750	111,600
Parker Hannifin	3,500	195,685
		307,285
Chemicals (1.3%)
Eastman Chemical	2,150	121,539
Lubrizol Corp	1,650	121,589
		243,128
Consumer Durable (2.4%)
Thor Industries	4,800	152,400
Toro Co	3,600	140,220
Wabco Holdings *	6,050	156,393
		449,013

Consumer Retail (4.08%)
Big Lots Inc *	5,250	149,152
BJ’s Wholesale Club *	5,650	190,914
JC Penny	8,800	218,504
Radioshack Corp	9,300	181,536
		740,106

Consumer Staples (7.3%)
Conagra Inc	22,600	513,924
Lorillard Inc	3,500	264,950
NU Skin Enterprises	7,300	169,652
Reynolds American	7,600	404,320
		1,352,846

Energy (6.2%)
Mariner Energy *	11,900	171,955
Oil States International Inc *	5,700	209,988
Plains Exploration *	6,600	220,110
Seacor Holdings *	1,800	126,450
Smith International Inc	9,000	272,880
Valero Energy	8,300	152,886
		1,154,269

Financial Diversified (10.1%)
Ameriprise Financial	3,350	128,104
Federated Investors	6,500	164,970
HCP Inc	9,650	273,578
Health Care REIT Inc	7,850	337,550
Interactive Brokers *	2,250	35,775
Nationwide Health Properties	6,550	215,888
Realty Income Corp	13,850	386,831
Ventas Inc	7,950	335,490
		1,878,186

Forest & Paper (1.2%)
International Paper	10,150	232,537

Health Care (7.8%)
Bio-Rad Laboratories *	1,625	151,418
Edwards Lifesciences *	2,525	226,290
Express Scripts Inc *	2,550	213,843
Humana Inc *	3,850	187,187
Schein Henry Inc *	3,475	187,824
St. Jude Medical Inc *	4,500	169,785
Watson Pharmaceuticals *	8,100	310,797
		1,447,144

Industrial (3.5%)
Crane Co	4,100	125,132
Eaton Corp	4,950	303,138
SPX Corp	1,650	89,826
Teleflex Inc	2,250	128,610
		646,706

Insurance (6.5%)
Allied World	4,050	181,278
American Financial Group	7,800	193,518
Assurant Inc	5,250	165,008
Lincoln National Corp In	9,850	242,113
Partnerre Holdings Ltd	2,400	179,016
Stancorp Financial Group	2,300	98,854
XL Capital Ltd	9,350	156,800
		1,216,587

Metals (1.8%)
Allengheny Tech	4,125	168,506
Arch Coal	8,050	169,613
		338,119

Services (10.2%)
Dreamworks Animation*	6,400	249,216
Hasbro	8,200	250,510
Hertz*	23,900	247,604
Hewitt Associates*	4,500	177,660
Service Corp International	38,350	294,144
WW Grainger Inc	3,300	327,624
Yum! Brands Inc	10,400	355,784
		1,902,542
Technology (12.5%)
Accenture Ltd.	2,650	108,623
AVX Corp	20,400	242,352
CACI International Inc Cl A*	8,524	408,896
Computer Sciences *	3,500	179,550
DST Systems Inc *	3,400	154,122
Equifax	6,300	201,600
Expedia *	5,500	117,755
Fiserv Corp *	4,200	189,168
Harris Corp	5,350	229,622
Linear Technology Cp	2,900	75,690
Perkin Elmer	8,100	163,134
Synopsys Inc *	3,000	63,810
Western Digital *	4,950	188,050
		2,322,372

Telecommunications (2.4%)
Frontier Communications	9,850	74,958
Level 3 Communications *	83,300	115,787
Virgin Media	18,600	263,934
		454,679

Transportation (1.2%)
Kirby Corp *	7,050	228,702

Utilities (10.1%)
Alliant Energy Corp	9,500	296,400
CMS Energy Corp	16,950	257,131
Edison International	9,900	329,868
Nisource Inc	22,000	313,500
Sempra Energy	5,200	263,900
Southern Union	10,500	231,420
Unit Corp *	4,100	186,714
		1,878,933

Total Common Stocks	(Cost $17,010,699)	18,325,977

Short-Term Obligations (1.7%)
		Principal Amount
American Family Variable Demand Note
0.10%, due 06/21/2010		307,906	307,906
Cash
	Total Short-Term Obligations	(Cost $307,906)	307,906

Total Investments:	100.1%	(Cost $17,318,605)	18,633,883
Other Assets, Less Liabilities:	(0.1)%		(16,477)
Total Net Assets:	100.0%		$18,617,406
*     Non-Income Producing Securities

Item 2.	Controls and Procedures.

(a)
Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.	Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ASSET MANAGEMENT TRUST

By:	/s/ Thomas S. White, Jr.
Thomas S. White, Jr.
President (Principal Executive Officer)

Date:	March 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. White, Jr.
Thomas S. White, Jr.
President (Principal Executive Officer)

Date:	March 26, 2010

By:	/s/ David M. Sullivan II.
Treasurer (Principal Financial Officer)

Date:	March 26, 2010